INVESTMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Investments in equity investees				¥ 10,000,000
Leading Choice
Schedule of Investments [Line Items]
Equity Investment Percentage of Ownership Interest Disposed		20.00%	20.00%
Proceeds From Ownership Interest Disposed | $		$ 30
Equity Securities, FV-NI, Realized Gain (Loss)		$ 30	¥ 200,000
ZTE9 Network Technology Co., Ltd., Wuxi ("ZTE9")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under equity method (as a percent)		5.00%	5.00%
Shanghai Big Data Cultures Media Co
Schedule of Investments [Line Items]
Share ownership for investments accounted for under equity method (as a percent)		44.46%	44.46%
Maxline Holdings Limited Maxline
Schedule of Investments [Line Items]
Share ownership for investments accounted for under equity method (as a percent)		29.00%	29.00%
Nanyang Herbs Pte. Ltd. ("Nanyang Herbs")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under equity method (as a percent)		50.00%	50.00%
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		1.28%	1.28%
Cost method investments				¥ 10,000,000
Smartposting Co, Ltd.
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		14.55%	14.55%
Beijing Ti Knight Network Technology Co., Ltd. ("Beijing Ti Knight")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		9.90%	9.90%
Shanghai The9 Education Technology Co., Ltd. ("The9 Education Technology")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		19.20%	19.20%
Plutux Limited ("Plutux")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		8.00%	8.00%
Plutux Limited ("Plutux") | Leading Choice
Schedule of Investments [Line Items]
Proceeds From Ownership Interest Disposed			¥ 200,000
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)	9.90%	9.90%	9.90%
Shangdong ShanYeYunYe Culture Co., Ltd ("Shanyeyunye")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		10.00%	10.00%
Beijing Weiming Naonao Technology Co., Ltd ("BeijingNaoNao")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		9.09%	9.09%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
Schedule of Investments [Line Items]
Share ownership for investments accounted for under cost method (as a percent)		0.156%	0.156%